UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ];  Amendment Number: __

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kadem Capital Management, Inc., attn: Kenneth B. Lissak
Address:  767 Third Avenue, 38th floor
          New York, NY 10017

Form 13F File Number:  28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth Lissak
Title:   Chairman
Phone:   (212) 752-8800

Signature, Place, and Date of Signing:

/s/ Kenneth Lissak          New York, New York          November 14, 2000
------------------          ------------------          -----------------
    [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        Two*

Form 13F Information Table Entry Total:   18

Form 13F Information Table Value Total:   $25,604
                                         (thousands)
List of Other Included Managers:

No.               Name
---               ----
(1)       Kenneth B. Lissak
(2)       Adam D. Sender

* Messrs. Lissak and Sender are the Investment Managers of a single investment advisory firm, Kadem Capital Management, Inc., which has investment discretion over the investment portfolios reported herein.

                                                                                              IN-
                                                                                              VEST-
                                                                                              MENT
                                                                                              DIS-   OTHER       VOTING
                                  TITLE OF   CUSIP         MARKET       SHARES OR  SH   PUT/  CRE-   MANA-     AUTHORITY
 NAME OF ISSUER                    CLASS     NUMBER        VALUE         PRN AMT   PRN  CALL  TION   GERS  SOLE  SHARED  NONE
 --------------                    -----     ------        -----         -------   ---  ----  ----   ----  ----  ------  ----
AT&T WIRELESS GROUP TRACKING STOCK Common   023657208       313,125.00     15,000  SH         Other   (1)   Sole
ALUMINUM CO. OF AMERICA            Common   022197107       506,250.00     20,000  SH         Other   (1)   Sole
APPLE COMPUTER                     Common   037833100     2,979,275.00    115,700  SH         Other   (1)   Sole
BEAR STEARNS CO., INC.             Common   857689103       346,500.00      5,500  SH         Other   (1)   Sole
BRISTOL MYERS SQUIBB               Common   008257321       428,437.50      7,500  SH         Other   (1)   Sole
DELTA AIRLINES. INC.               Common   247361108       665,625.00     15,000  SH         Other   (1)   Sole
EASTMAN KODAK                      Common   277461109     1,021,875.00     25,000  SH         Other   (1)   Sole
ELI LILLY                          Common   532457108       608,437.50      7,500  SH         Other   (1)   Sole
GAP, INC.                          Common   364760108       402,500.00     20,000  SH         Other   (1)   Sole
INDEPENDENT ENERGY HOLDINGS        Common   45384X108        75,625.00     10,000  SH         Other   (1)   Sole
KING PHARMACEUTICAL                Common   495582108       508,250.00     15,200  SH         Other   (1)   Sole
MICRON TECHNOLOGY                  Common   595112103       358,800.00      7,800  SH         Other   (1)   Sole
OFFICEMAX INC.                     Common   67622M108     8,022,037.50  2,251,800  SH         Other   (1)   Sole
ORACLE                             Common   530129105     3,543,750.00     45,000  SH         Other   (1)   Sole
PACIFIC PHARMACEUTICALS, INC.      Common   694754102     1,354,218.75     22,500  SH         Other   (1)   Sole
SARA LEE CORP.                     Common   803111103     2,335,937.50    115,000  SH         Other   (1)   Sole
SUN MICROSYSTEMS, INC.             Common   G67543101     1,751,250.00     15,000  SH         Other   (1)   Sole
WALT DISNEY (HOLDING CO.)          Common   254687106       382,500.00     10,000  SH         Other   (1)   Sole
                                                         -------------
                                                         25,604,393.75
                                                         =============
TOTAL